Debt (SMR Transaction) (Details) - USD ($) $ in Millions	Sep. 01, 2009	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net		$ 11,408	$ 10,214
Accrued liabilities		232	189
Deferred credits and other liabilities		$ 177	167
Steam Methane Reformer Held Under Financing Arrangement [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Liability	$ 73
Imputed Interest Rate on Liability		6.39%
Property, plant and equipment, net		$ 61	69
Accrued liabilities		5	4
Deferred credits and other liabilities		$ 91	$ 96